OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Operations (Details)	12 Months Ended
Mar. 31, 2020 Aircraft
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Number of aircraft operated	315
Unconsolidated Affiliates
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Number of aircraft operated	105